Disposal group held for sale (Details) R in Millions, $ in Millions		12 Months Ended
	Jun. 29, 2022	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R) shareholder	Jun. 30, 2021 CAD ($)
Disposal groups held for sale
Assets		R 419,548	R 360,743
Reversal of impairment loss		1,520	5,468
Disposal groups held-for-sale
Disposal groups held for sale
Assets		290	10,631
Liabilities		(2)	(3,706)
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disposal groups held for sale
Assets			6,085
Liabilities			R (1,771)
Disposal of equity interest (as a percent)	30.00%
Retained equity interest (in percent)	20.00%
Percentage of equity interest agreed to be disposed of			30.00%
Percentage of equity interest to be retained after disposal			20.00%
Initial consideration agreed for sale of equity interest			R 4,145
Contingent consideration agreed for sale of equity interest			R 1,000
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO) | South African Gas Development Company Limited (iGas) and Companhia Mozambicana de Gasoduto S.A.R.L. (CMG)
Disposal groups held for sale
Percentage of equity interest agreed to be disposed of			30.00%
Number of existing shareholders that exercised pre-emptive rights to aquire equity | shareholder			2
Central Termica de Ressano Garcia S.A. (CTRG)
Disposal groups held for sale
Assets			R 3,034
Liabilities			(1,109)
Canadian shale gas assets
Disposal groups held for sale
Assets			1,181
Liabilities			(824)
Reversal of impairment loss			521	$ 45
Other
Disposal groups held for sale
Assets		290	331
Liabilities		R (2)	R (2)